UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 15, 2005
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
Address:

13F File Number:	28-10839

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Luellen H. Lockwood
Title:	CFO
Phone:	425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	September 30, 2995

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	29
Form 13F Information Table Value Total:	140



List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106     2446 23127 SH          SOLE                22608.000           519.000
NASDAQ 100 Unit Ser 1          ETF              631100104     1284 32540 SH          SOLE                31448.000          1092.000
Rydex S&P Equal Weight         ETF              78355W106     3205 19691 SH          SOLE                16215.000          3476.000
S P D R Mid-Cap 400 Trust      ETF              595635103     2466 18838 SH          SOLE                15580.000          3258.000
Vanguard Extended Market Viper ETF              922908652      693 7786  SH          SOLE                 7444.000           342.000
Vanguard Total Stock Index Vip ETF              922908769     2535 20890 SH          SOLE                17038.000          3852.000
iShares MSCI Austria           ETF              464286202      276 10223 SH          SOLE                 9772.000           451.000
iShares MSCI Latin America     ETF              464287390      328 2728  SH          SOLE                 2416.000           312.000
iShares Mexico                 ETF              464286822      294 8978  SH          SOLE                 8582.000           396.000
iShares Russell 1000 Index     ETF              464287622    16523 247012.914SH      SOLE               212815.914         34197.000
iShares Russell 1000 Value Ind ETF              464287598     6882 99967 SH          SOLE                90805.000          9162.000
iShares Russell 2000 Value     ETF              464287630      548 8312  SH          SOLE                 8126.000           186.000
iShares Russell 3000 Index     ETF              464287689    12428 174815.183SH      SOLE               146024.183         28791.000
iShares Russell 3000 Value Ind ETF              464287663     3451 38428 SH          SOLE                34302.000          4765.000
iShares Russell Midcap Growth  ETF              464287481      729 7992  SH          SOLE                 7309.000           683.000
iShares Russell Midcap Index   ETF              464287499    15392 177858.726SH      SOLE               150236.726         27622.000
iShares Russell Midcap Value   ETF              464287473     7079 57155 SH          SOLE                50463.000          6692.000
iShares S&P 100 Index          ETF              464287101      506 8927  SH          SOLE                 8723.000           204.000
iShares S&P 400 Index          ETF              464287507    14683 204441SH          SOLE               171237.000         33204.000
iShares S&P 400 Value          ETF              464287705     5958 85118.471SH       SOLE                73677.471         11441.000
iShares S&P 500 Growth Index   ETF              464287309     1035 17667 SH          SOLE                17261.000           406.000
iShares S&P 500 Index          ETF              464287200    14394 117025 SH         SOLE                99830.000         17195.000
iShares S&P 500 Value          ETF              464287408     5197 81045  SH         SOLE                70648.000         10397.000
iShares S&P 600 Index          ETF              464287804     9820 170014 SH         SOLE               139047.000         30967.000
iShares S&P 600 Value          ETF              464287879     5175 80981  SH         SOLE                68973.000         12008.000
Mera Pharmaceuticals Inc       DOM              58732R103        2 66000  SH         SOLE                66000.000
Microsoft Incorporated         DOM              594918104     6305 245061.697SH      SOLE               244053.697          1008.000
Southwestern Energy            DOM              845467109      271 3697   SH         SOLE                 3592.000           105.000
Ultra Petroleum                DOM              903914109      284 4994   SH         SOLE                 4873.000           121.000